SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent Accounting Pronouncements Not Yet Adopted (Details) - Green Convertible Notes - Convertible debt - USD ($) $ in Millions	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Convertible debt		$ 145.8	$ 135.1
Cumulative effect, period of adoption, adjustment | Forecast | Accounting Standards Update 2020-06
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Convertible debt	$ 42.1